Note 19 (Tables)	12 Months Ended
Dec. 31, 2021
Tax Assets And Liabilties [Abstract]
Reconciliation of taxation at the Spanis corporation tax rate to the tax expense recorded for the year [Table Text Block]
The reconciliation of the Group’s corporate income tax expense resulting from the application of the Spanish corporation income tax rate and the income tax expense recognized in the accompanying consolidated income statements is as follows:

Reconciliation of taxation at the Spanish corporation tax rate to the tax expense recorded for the year (Millions of Euros)
	2021		2020		2019
	Amount	Effective tax %	Amount	Effective tax %	Amount	Effective tax %
Profit or (-) loss before tax	8,399		3,576		6,398
From continuing operations	7,247		5,248		7,046
From discontinued operations	1,152		(1,672)		(648)
Taxation at Spanish corporation tax rate 30%	2,519		1,073		1,920
Lower effective tax rate from foreign entities (*)	(332)		(181)		(381)
Mexico	(109)	27%	(32)	29%	(112)	27%
Chile	(5)	22%	(2)	23%	(2)	27%
Colombia	—	30%	3	31%	6	32%
Peru	5	31%	(7)	28%	(12)	28%
Turkey	(125)	23%	(73)	25%	(86)	23%
USA	(62)	19%	(75)	16%	(97)	17%
Others	(36)		5		(78)
Revenues with lower tax rate (dividends/capital gains)	(30)		(49)		(49)
Equity accounted earnings	—		12		18
USA Sale effect	544		—		—
Other effects (**)	80		661		545
Income tax	2,781		1,516		2,053
Of which: Continuing operations	1,909		1,459		1,943
Of which: Discontinued operations	872		57		110
(*) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.
(**) In 2020 and 2019, related mainly to the impact of the goodwill impairment of the United States' CGU that amounted to €2,084 and €1,318 million respectively. These impacts did not have associated any Corporate Income Tax (CIT) expense credit (once the 30% tax rate is applied, the effect amounted to €625 and €395 million, respectively).

Effective tax rate [Table Text Block]	The effective income tax rate for the Group in the years ended December 31, 2021, 2020 and 2019 is as follows:

Effective tax rate (Millions of Euros)
	2021	2020	2019
Income from:
Consolidated tax group in Spain	655	259	(718)
Other Spanish entities	5	7	7
Foreign entities	6,587	4,982	7,757
Gains (losses) before taxes from continuing operations	7,247	5,248	7,046
Tax expense or income related to profit or loss from continuing operations	1,909	1,459	1,943
Effective tax rate	26.3%	27.8%	27.6%

Tax recognized in total equity [Table Text Block]
In addition to the income tax expense recognized in the accompanying consolidated income statements, the Group has recognized the following income tax charges for these items in the consolidated total equity:

Tax recognized in total equity (Millions of Euros)
	2021	2020	2019
Charges to total equity
Debt securities and others	(174)	(230)	(130)
Equity instruments	(33)	(43)	(40)
Total	(207)	(273)	(170)

Tax assets and liabilities [Table Text Block]
The balance under the heading "Tax assets" in the accompanying consolidated balance sheets includes current and deferred tax assets. The balance under the “Tax liabilities” heading includes the Group’s various current and deferred tax liabilities. The details of the mentioned tax assets and liabilities are as follows:

Tax assets and liabilities (Millions of Euros)
	2021	2020	2019
Tax assets
Current tax assets	932	1,199	1,765
Deferred tax assets	14,917	15,327	15,318
Pensions	416	439	456
Financial Instruments	1,408	1,292	1,386
Loss allowances	1,676	1,683	1,636
Other	1,101	1,069	1,045
Secured tax assets	9,304	9,361	9,363
Tax losses	1,012	1,483	1,432
Total	15,850	16,526	17,083
Tax liabilities
Current tax liabilities	644	545	880
Deferred tax liabilities	1,769	1,809	1,928
Financial Instruments	1,124	908	1,014
Other	645	901	914
Total	2,413	2,355	2,808

Deferred tax assets and liabilities annual variations [Table Text Block]	The most significant variations of the deferred tax assets and liabilities in the years 2021, 2020 and 2019 were derived from the following items:

Deferred tax assets and liabilities. Annual variations (Millions of Euros)
	2021		2020		2019
	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities
Balance at the beginning	15,327	1,809	15,318	1,928	15,316	2,046
Pensions	(23)	—	(17)	—	51	—
Financials instruments	116	216	(94)	(106)	(15)	(122)
Loss allowances	(7)	—	47	—	261	—
Others	32	(256)	24	(13)	(247)	4
Guaranteed tax assets	(57)	—	(2)	—	—	—
Tax losses	(471)	—	51	—	(48)	—
Balance at the end	14,917	1,769	15,327	1,809	15,318	1,928

Secured tax assets [Table Text Block]
Of the deferred tax assets contained in the above table, the detail of the items and amounts guaranteed by the Spanish government, broken down by the items that originated those assets is as follows:

Secured tax assets (Millions of Euros)
	2021	2020	2019
Pensions	1,759	1,924	1,924
Loss allowances	7,545	7,437	7,439
Total	9,304	9,361	9,363